Financial Instruments - Balance Sheet Location (Table) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments designated as hedging instruments
Total derivatives	$ 651,896	$ 0
Current liabilities - Interest rate swaps
Derivative Instruments designated as hedging instruments
Interest rate swaps	397,964	0
Long-Term Liabilities - Interest rate swaps
Derivative Instruments designated as hedging instruments
Interest rate swaps	$ 253,932	$ 0